Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Maximum original maturity of highly liquid investments, in order to be classified as cash and cash equivalents (in months)	3
Write off of doubtful accounts	$ 113	$ 174
Depreciation method	straight-line
Scrap value per light weight ton (LWT)	0.2
Number of reportable segments	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	30
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	60
Container Carrier and Bulk Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels useful life	25 years
LNG/C vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels useful life	35 years